RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to "Note 15, Operating Leases" and "Note 16, Finance leases" for additional information related to these contracts.

We are the commercial manager for eight (six months ended June 30, 2020: 14) dry bulk and 16 (six months ended June 30, 2020: 16) container vessels owned and operated by SFL. Pursuant to the management agreements, we receive $125 per day per vessel for managing four of the eight dry bulk vessels, $75 per day per vessel for managing three dry bulk vessels and $37.5 per day for managing the remaining vessel (six months ended June 30, 2020: $125 per day per vessel for managing the seven dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels) and $75 per day per vessel for managing the 16 container vessels (six months ended June 30, 2020: $75 per day per vessel for managing the 16 container vessels).

Seatankers Management Co Ltd ("Seatankers")
During the first six months of 2021, we have been a commercial manager of 27 (six months ended June 30, 2020: 22) dry bulk vessels owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (six months ended June 30, 2020: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessels owned by Seatankers on short term time charters.

CCL
In the six months ended June 30, 2021, we recorded revenue sharing income, net, of $3.6 million pursuant to the revenue sharing agreement (six months ended June 30, 2020: $2.4 million).

SwissMarine
In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term.
The loan bears interest equivalent to the 12-month LIBOR plus a margin of 2%. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine. Total repayment amounted to $5.7 million, which included principal loan amount of $5.4 million and interest of $0.3 million. Outstanding balance of the shareholder loan from SwissMarine amounts to $5.3 million as at June 30, 2021.

In addition, we have entered into several time charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $13.0 million in the six months ended June 30, 2021.

TFG Marine
With reference to Note 17, "Investments in associated companies", in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan has a five-year term and bears interest of LIBOR plus a margin of 7%.

In six months ended June 30, 2021 we have paid $56.9 million to TFG Marine in relation to bunker procurement. We also issued a $20.0 million guarantee in respect of the performance of its subsidiaries under a bunker supply arrangement with the joint venture. As of June 30, 2021 there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by
Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as at June 30, 2021.

Management Agreements
Technical Supervision Services
We receive technical supervision services from Frontline Management (Bermuda) Ltd ("Frontline Management"). Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $27,375 per vessel in 2021 ($27,814 per vessel in 2020). This fee is subject to annual review.

Ship Management
The ship management of our vessels is provided by external ship managers. Seateam Management Pte. Ltd. ("Seateam"), which provides ship management services to us, was a related party up to October 2020 when we sold our 22.19% ownership interest.

Other Management Services
We aim to operate efficiently through utilizing competence from other companies with the same main shareholder and these costs are allocated based on a cost-plus mark-up model. We buy services from related companies in relation to sales and purchase activities and administrative services in relation to our corporate headquarters. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen

With reference to Note 12, ''Vessels and equipment, net'', in February 2021, we entered into a Heads of Agreement to acquire 15 modern dry bulk vessels and three newbuildings for a total consideration of $752 million from affiliates of Hemen, a related party.

Related party debt from Sterna Finance (an affiliate of Hemen)
In connection with the Vessel Acquisitions in February 2021, we drew down an aggregate of $413.6 million in debt under loan agreement with Sterna. The loan has an 18-month tenor, bears an interest rate of LIBOR plus a margin of 2.35% in the first year, LIBOR plus a margin of 4.7% from 13th to 18th month and shall be repaid in accordance with a 17-year linear repayment profile. $63.0 million was drawn in cash for the three acquired newbuildings, and was used for payment of a final installments to the shipyards. $350.6 million related to 15 acquired vessels was drawn non-cash. With reference to "Note 25, Subsequent events" agreements for the full refinancing of the loan were entered into in August 2021.

A summary of net amounts charged by related parties in the six months ended June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
Frontline Management	1,476	1,375
SFL	18,002	18,285
Seateam	—	1,701
Seatankers	9,236	5,928
CCL	(3)	23
TFG Marine	72,353	26,595
	101,064	53,907

Net amounts charged by related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	387	498
Seatankers	533	397
CCL	3,559	2,362
SwissMarine	12,977	7,267
Other	58	58
	17,514	10,582
Net amounts charged to related parties mainly comprise of commercial management fees, charter hire and net income under the revenue sharing agreement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2021 and June 30, 2020 is as follows:

(in thousands of $)	2021	2020
Time charter revenues	12,977	7,267
Other revenues	978	953
Other operating income (expenses)	3,559	2,362
Voyage expenses and commissions	(72,353)	(26,595)
Ship operating expenses	(1,079)	(2,750)
Charter hire expenses[1]	(26,937)	(23,980)
Administrative expenses	(696)	(582)
	(83,551)	(43,325)

1) Including charter hire expense for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
UFC	—	3
Seatankers	15	—
Swiss Marine	945	—
CCL	1,636	—
Other	(31)	—
	2,565	3

A summary of balances owed to related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
Frontline	1,889	322
CCL	—	1,440
Seatankers	19,143	60
TFG Marine	15,438	2,424
Other	1,211	619
	37,681	4,865

As of June 30, 2021 and December 31, 2020, current receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties.
In addition to the short-term related party balances stated above and for the eight Capesize vessels we charter in from SFL, we have recognized right of use assets and lease obligations for these leases. See also "Note 15, Operating Leases" and "Note 16, Finance leases" for additional information related to these contracts and related lease balances.